Note 18 - Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating lease right-of-use assets	$ 22,868	$ 25,125
Operating lease liability, current	8,029	7,954
Operating lease liability, long-term	15,867	17,763
Total operating lease liabilities	23,896	25,717
Property, plant and equipment, gross	127,097	124,490
Accumulated depreciation	(78,669)	(76,611)
Property, plant and equipment, net	48,428	47,879
Other current liabilities	423	374
Other long-term liabilities	838	1,054
Total finance lease liabilities	1,261	1,428
Assets under Finance Lease [Member]
Property, plant and equipment, gross	2,933	2,596
Accumulated depreciation	(1,768)	(1,185)
Property, plant and equipment, net	$ 1,165	$ 1,411